Putnam Research Fund
The fund's portfolio
10/31/21 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value
Aerospace and defense (2.0%)
Boeing Co. (The)(NON)	3,230	$668,707
CAE, Inc. (Canada)(NON)	21,227	643,705
General Dynamics Corp.	5,415	1,097,891
Northrop Grumman Corp.	10,932	3,905,129
Raytheon Technologies Corp.	46,323	4,116,262

		10,431,694
Airlines (0.2%)
Southwest Airlines Co.(NON)	21,007	993,211

		993,211
Automobiles (2.1%)
General Motors Co.(NON)	18,023	980,992
Tesla, Inc.(NON)	8,668	9,656,152

		10,637,144
Banks (3.4%)
Bank of America Corp.	124,232	5,935,805
Citigroup, Inc.	147,554	10,204,835
Silvergate Capital Corp. Class A(NON)	6,164	965,406

		17,106,046
Beverages (2.2%)
Coca-Cola Co. (The)	58,166	3,278,817
Constellation Brands, Inc. Class A	1,961	425,164
Molson Coors Beverage Co. Class B	22,160	977,034
PepsiCo, Inc.	40,909	6,610,894

		11,291,909
Biotechnology (2.9%)
AbbVie, Inc.	44,666	5,121,851
Amgen, Inc.	4,986	1,031,952
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	9,777	1,482,291
Biogen, Inc.(NON)	4,472	1,192,593
Gilead Sciences, Inc.	14,594	946,859
Ginkgo Bioworks Holdings, Inc.(NON)(S)	30,155	416,742
Ironwood Pharmaceuticals, Inc.(NON)	102,402	1,307,674
Moderna, Inc.(NON)	2,364	816,076
Regeneron Pharmaceuticals, Inc.(NON)	3,633	2,324,902

		14,640,940
Building products (1.0%)
Fortune Brands Home & Security, Inc.	3,391	343,847
Johnson Controls International PLC	62,212	4,564,494

		4,908,341
Capital markets (4.2%)
Apollo Global Management, Inc.	53,332	4,103,897
Goldman Sachs Group, Inc. (The)	18,705	7,731,712
KKR & Co., Inc.	67,520	5,379,319
Morgan Stanley	22,285	2,290,452
Quilter PLC (United Kingdom)	999,725	2,130,668

		21,636,048
Chemicals (1.6%)
Albemarle Corp.	1,348	337,634
Corteva, Inc.	20,682	892,428
Diversey Holdings, Ltd.(NON)	25,457	442,952
Dow, Inc.	8,780	491,417
Eastman Chemical Co.	5,031	523,375
Ecolab, Inc.	3,468	770,659
Linde PLC	5,297	1,690,803
PPG Industries, Inc.	4,958	796,106
Sherwin-Williams Co. (The)	7,546	2,389,139

		8,334,513
Containers and packaging (0.5%)
Avery Dennison Corp.	8,732	1,901,131
Ball Corp.	9,445	864,029

		2,765,160
Electric utilities (2.7%)
Exelon Corp.	70,911	3,771,756
NextEra Energy, Inc.	42,884	3,659,292
NRG Energy, Inc.	156,000	6,222,840

		13,653,888
Electrical equipment (1.1%)
Eaton Corp. PLC	20,066	3,306,074
Emerson Electric Co.	23,196	2,250,244

		5,556,318
Electronic equipment, instruments, and components (0.4%)
Vontier Corp.	63,025	2,132,136

		2,132,136
Entertainment (1.8%)
Activision Blizzard, Inc.	42,658	3,335,429
Sea, Ltd. ADR (Singapore)(NON)	12,445	4,275,729
Walt Disney Co. (The)(NON)	9,166	1,549,696

		9,160,854
Equity real estate investment trusts (REITs) (1.1%)
Gaming and Leisure Properties, Inc.(R)	91,577	4,440,569
Vornado Realty Trust(R)	30,739	1,310,404

		5,750,973
Food and staples retail (1.2%)
BJ's Wholesale Club Holdings, Inc.(NON)	5,676	331,705
Costco Wholesale Corp.	2,071	1,017,979
Walmart, Inc.	32,902	4,916,217

		6,265,901
Food products (0.2%)
McCormick & Co., Inc. (non-voting shares)	12,821	1,028,629

		1,028,629
Health-care equipment and supplies (3.9%)
Abbott Laboratories	31,127	4,011,959
Baxter International, Inc.	15,822	1,249,305
Boston Scientific Corp.(NON)	55,388	2,388,884
Cooper Cos., Inc. (The)	1,617	674,160
Danaher Corp.	13,527	4,217,313
DexCom, Inc.(NON)	2,148	1,338,655
Edwards Lifesciences Corp.(NON)	14,270	1,709,831
Intuitive Surgical, Inc.(NON)	5,009	1,808,900
Medtronic PLC	12,482	1,496,093
Zimmer Biomet Holdings, Inc.	6,961	996,258

		19,891,358
Health-care providers and services (2.4%)
Anthem, Inc.	4,446	1,934,588
Cigna Corp.	11,288	2,411,229
CVS Health Corp.	15,224	1,359,199
McKesson Corp.	3,995	830,481
UnitedHealth Group, Inc.	12,857	5,920,263

		12,455,760
Hotels, restaurants, and leisure (2.7%)
Aramark	23,324	850,860
Booking Holdings, Inc.(NON)	1,140	2,759,689
Chipotle Mexican Grill, Inc.(NON)	1,217	2,165,080
Evolution AB (Sweden)	26,932	4,361,555
Hilton Worldwide Holdings, Inc.(NON)	16,522	2,378,342
Penn National Gaming, Inc.(NON)(S)	16,217	1,161,137

		13,676,663
Household durables (0.5%)
PulteGroup, Inc.	48,710	2,341,977

		2,341,977
Household products (1.6%)
Procter & Gamble Co. (The)	56,453	8,072,215

		8,072,215
Industrial conglomerates (0.9%)
General Electric Co.	12,463	1,306,995
Honeywell International, Inc.	16,146	3,529,839

		4,836,834
Insurance (3.8%)
AIA Group, Ltd. (Hong Kong)	119,200	1,347,060
American International Group, Inc.	81,872	4,837,817
Assured Guaranty, Ltd.	104,501	5,808,165
AXA SA (France)	109,986	3,201,600
Prudential PLC (United Kingdom)	198,022	4,054,042

		19,248,684
Interactive media and services (7.5%)
Alphabet, Inc. Class A(NON)	9,084	26,896,997
Facebook, Inc. Class A(NON)	34,846	11,275,120

		38,172,117
Internet and direct marketing retail (5.0%)
Amazon.com, Inc.(NON)	7,561	25,498,943

		25,498,943
IT Services (5.6%)
Fidelity National Information Services, Inc.	68,962	7,636,852
Mastercard, Inc. Class A	27,242	9,140,236
PayPal Holdings, Inc.(NON)	29,561	6,875,593
Visa, Inc. Class A	22,087	4,677,364

		28,330,045
Life sciences tools and services (1.4%)
Bio-Rad Laboratories, Inc. Class A(NON)	3,206	2,547,744
Thermo Fisher Scientific, Inc.	7,665	4,852,482

		7,400,226
Machinery (1.0%)
Deere & Co.	5,374	1,839,574
Ingersoll Rand, Inc.(NON)	25,927	1,393,836
Otis Worldwide Corp.	25,705	2,064,368

		5,297,778
Metals and mining (0.6%)
Alamos Gold, Inc. Class A (Canada)	82,008	610,140
Anglo American PLC (United Kingdom)	15,412	583,802
Freeport-McMoRan, Inc. (Indonesia)	22,702	856,319
Newmont Corp.	16,288	879,552

		2,929,813
Multi-utilities (0.3%)
Ameren Corp.	18,716	1,577,572

		1,577,572
Multiline retail (0.8%)
Target Corp.	16,293	4,229,988

		4,229,988
Oil, gas, and consumable fuels (3.1%)
Cairn Energy PLC (United Kingdom)	161,518	404,410
Cenovus Energy, Inc. (Canada)	437,098	5,227,093
ConocoPhillips	9,168	682,924
Exxon Mobil Corp.	96,653	6,231,219
Royal Dutch Shell PLC Class A (United Kingdom)	76,843	1,763,661
TotalEnergies SE (France)	25,758	1,291,476

		15,600,783
Personal products (0.3%)
Olaplex Holdings, Inc.(NON)	62,288	1,738,458

		1,738,458
Pharmaceuticals (2.3%)
Bristol-Myers Squibb Co.	21,904	1,279,194
Eli Lilly and Co.	8,975	2,286,471
Johnson & Johnson	24,431	3,979,321
Merck & Co., Inc.	24,395	2,147,980
Pfizer, Inc.	46,779	2,046,113

		11,739,079
Professional services (0.3%)
CoStar Group, Inc.(NON)	15,510	1,334,636

		1,334,636
Road and rail (1.7%)
CSX Corp.	41,637	1,506,010
Union Pacific Corp.	29,992	7,240,069

		8,746,079
Semiconductors and semiconductor equipment (3.8%)
Advanced Micro Devices, Inc.(NON)	38,517	4,630,899
NVIDIA Corp.	46,776	11,959,220
ON Semiconductor Corp.(NON)	54,893	2,638,707

		19,228,826
Software (12.0%)
Adobe, Inc.(NON)	12,063	7,845,293
Intuit, Inc.	11,675	7,308,433
Microsoft Corp.	105,562	35,006,465
Oracle Corp.	59,120	5,671,973
Salesforce.com, Inc.(NON)	18,381	5,508,602

		61,340,766
Specialty retail (3.8%)
Advance Auto Parts, Inc.	3,066	691,444
Bath & Body Works, Inc.	10,051	694,424
Burlington Stores, Inc.(NON)	1,512	417,750
CarMax, Inc.(NON)	12,720	1,741,622
EVgo, Inc. Class A(NON)	166,959	1,556,058
Home Depot, Inc. (The)	27,325	10,157,795
O'Reilly Automotive, Inc.(NON)	3,051	1,898,698
TJX Cos., Inc. (The)	18,715	1,225,645
Victoria's Secret & Co.(NON)	7,065	356,571
Warby Parker, Inc. Class A(NON)(S)	12,463	673,002

		19,413,009
Technology hardware, storage, and peripherals (3.3%)
Apple, Inc.	112,677	16,879,015

		16,879,015
Textiles, apparel, and luxury goods (0.7%)
Levi Strauss & Co. Class A	15,598	408,356
lululemon athletica, Inc. (Canada)(NON)	842	392,380
Nike, Inc. Class B	15,193	2,541,637

		3,342,373
Tobacco (0.2%)
Altria Group, Inc.	24,653	1,087,444

		1,087,444
Trading companies and distributors (0.4%)
United Rentals, Inc.(NON)	5,043	1,911,852

		1,911,852

Total common stocks (cost $309,990,485)		$502,615,998

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	56,850	$575,322

Total units (cost $568,500)		$575,322

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.125%, 2/15/31(i)	$74,000	$71,553

Total U.S. treasury obligations (cost $71,553)		$71,553

SHORT-TERM INVESTMENTS (2.0%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.08%(AFF)	Shares	3,518,475	$3,518,475
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	6,495,332	6,495,332
U.S. Treasury Bills 0.046%, 2/17/22		$143,000	142,977
U.S. Treasury Bills 0.035%, 4/21/22		300,000	299,911

Total short-term investments (cost $10,456,738)			$10,456,695
TOTAL INVESTMENTS

Total investments (cost $321,087,276)			$513,719,568

	FORWARD CURRENCY CONTRACTS at 10/31/21 (aggregate face value $50,073,374) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/15/21	$5,790,244	$5,853,055	$62,811
		Canadian Dollar	Sell	1/19/22	1,453,822	1,430,498	(23,324)
		Swedish Krona	Sell	12/15/21	584,707	584,780	73
	Barclays Bank PLC
		British Pound	Sell	12/15/21	5,462,154	5,521,365	59,211
		Canadian Dollar	Sell	1/19/22	362,284	356,394	(5,890)
		Euro	Sell	12/15/21	1,355,889	1,392,189	36,300
		Swedish Krona	Sell	12/15/21	3,130,237	3,127,395	(2,842)
	Citibank, N.A.
		British Pound	Buy	12/15/21	1,793,069	1,812,417	(19,348)
		Canadian Dollar	Sell	1/19/22	1,004,261	988,023	(16,238)
		Euro	Sell	12/15/21	1,564,995	1,606,935	41,940
	Goldman Sachs International
		British Pound	Sell	12/15/21	1,449,511	1,465,163	15,652
		Canadian Dollar	Buy	1/19/22	626,138	616,020	10,118
		Euro	Sell	12/15/21	662,959	680,770	17,811
	HSBC Bank USA, National Association
		British Pound	Buy	12/15/21	1,218,603	1,231,828	(13,225)
		Euro	Sell	12/15/21	1,021,806	1,049,053	27,247
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/15/21	1,952,803	1,974,005	(21,202)
		Canadian Dollar	Sell	1/19/22	1,229,809	1,210,045	(19,764)
		Singapore Dollar	Sell	11/17/21	4,417,506	4,421,171	3,665
	State Street Bank and Trust Co.
		British Pound	Buy	12/15/21	1,674,261	1,692,225	(17,964)
		Canadian Dollar	Sell	1/19/22	709,052	697,645	(11,407)
		Hong Kong Dollar	Sell	11/17/21	951,571	951,447	(124)
	UBS AG
		British Pound	Buy	12/15/21	3,116,244	3,150,179	(33,935)
		Canadian Dollar	Sell	1/19/22	1,135,501	1,117,129	(18,372)
		Euro	Buy	12/15/21	322,280	330,886	(8,606)
		Swedish Krona	Sell	12/15/21	584,707	584,248	(459)
	WestPac Banking Corp.
		British Pound	Sell	12/15/21	5,018,814	5,072,494	53,680
		Canadian Dollar	Sell	1/19/22	838,675	825,105	(13,570)
		Euro	Buy	12/15/21	322,280	330,910	(8,630)

	Unrealized appreciation						328,508

	Unrealized (depreciation)						(234,900)

	Total						$93,608
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through October 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $510,449,903
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,105,950	$6,592,430	$4,179,905	$158	$3,518,475
	Putnam Short Term Investment Fund**	19,872,148	5,723,479	19,100,295	2,634	6,495,332

	Total Short-term investments	$20,978,098	$12,315,909	$23,280,200	$2,792	$10,013,807
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $3,518,475 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,407,011. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $112,332 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $128,168 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$47,332,971	$—	$—
Consumer discretionary	74,778,542	4,361,555	—
Consumer staples	29,484,556	—	—
Energy	12,141,236	3,459,547	—
Financials	47,257,408	10,733,370	—
Health care	66,127,363	—	—
Industrials	44,016,743	—	—
Information technology	127,910,788	—	—
Materials	13,445,684	583,802	—
Real estate	5,750,973	—	—
Utilities	15,231,460	—	—

Total common stocks	483,477,724	19,138,274	—
U.S. treasury obligations	—	71,553	—
Units	575,322	—	—
Short-term investments	—	10,456,695	—

Totals by level	$484,053,046	$29,666,522	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$93,608	$—

Totals by level	$—	$93,608	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$49,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com